Shareholders' Equity - Changes in Number of Issued Shares of Common Stock and Common Stock Held by SMFG or its Subsidiaries (Detail) - shares		Sep. 30, 2024	Mar. 31, 2024
Common stock [member]
Disclosure of classes of share capital [line items]
Number of shares	[1]	1,308,177,186	1,337,529,084
Treasury stock [member]
Disclosure of classes of share capital [line items]
Number of shares	[1]	3,557,450	23,587,866

[1]	On October 1, 2024, the Company implemented a stock split on its common stock. For additional information, refer to the “Stock split” section in this note. The number of shares outstanding and shares in treasury in this table do not reflect the effect of the stock split on its common stock.